Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 219,741	$ 24,837	$ 363,056
Total revenues	219,741	24,837	363,056
Cost of revenues	93,864	7,021	169,605
Gross profit	125,877	17,816	193,451
Operating expenses:
Selling, general and administrative	218,538	26,810
Officer and director compensation (including stock-based compensation of $367,250 and $109,147, respectively)	176,259	45,790	491,770	149,619
Professional and consulting (including stock-based compensation of $29,850 and $163,000, respectively)	45,342	67,250	263,365	273,781
Provision for doubtful accounts			8,600	2,675
Other selling, general and administrative			351,844	34,924
Depreciation and amortization of property and equipment	78,210	9,675	44,484	10,992
Amortization of intangible assets			57,845
Total operating expenses	518,349	149,525	1,217,908	471,991
Operating (loss)	(392,472)	(131,709)	(1,024,457)	(471,991)
Other income/(expense):
Derivative liability (expense) income	697,777	(157,936)	(909,317)	76,556
Loss on Conversion of Notes Payable and accrued interest	(145,972)
Interest expense (including amortization of debt discounts of $847,055 and $0, respectively)	(656,739)	(38,493)	(1,178,197)	(199,126)
Gain on settlement of note payable			652,559
Loss on conversions of notes payable			(923,783)	(138,009)
Loss on disposal of equipment			(17,667)
Total other (expense)	(104,934)	(196,429)	(2,376,405)	(260,579)
Net (loss)	$ (497,406)	$ (328,138)	$ (3,400,862)	$ (732,570)
Net loss per common share:
Basic and diluted net loss per common share	$ (0.00)	$ (0.00)	$ (0.02)	$ (0.01)
Basic and diluted weighted-average common shares outstanding	334,064,636	132,000,792	174,026,777	110,581,886